Description of Organization, Business Operations and Basis of Presentation - Liquidity (Details) - USD ($)		12 Months Ended
	Jan. 07, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Aug. 04, 2020
Related Party Transaction [Line Items]
Cash		$ 186,301,000	$ 210,847,000	$ 156,478,000
CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Cash		290,000	220,000
Working capital		134,000	202,000
Loan amount from Sponsor outstanding					$ 267,000
Sponsor Note | CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Loan amount from Sponsor outstanding		267,000	$ 267,000
Working Capital Loans | CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Proceeds received from note payable to related party		25,000
Outstanding working Capital loan		$ 0
Proceeds from unsecured promissory note	$ 800,000